Share-based payment arrangements - Share options programs (Equity-settled) (Details) - Key management personnel of entity or parent	12 Months Ended
Dec. 31, 2019 EUR (€)
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Conditions (in eur per share)	€ 7.5
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Conditions (in eur per share)	8.66
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Conditions (in eur per share)	€ 11.54
Percent of options exercised	67.00%